TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Contingency [Line Items]
Income tax expense	$ 4,284	$ 1,081	$ 21,281
Income taxes paid	$ 546	$ 3,117	$ 1,852
Corporate tax rate	23.00%	23.00%	23.00%
Tax loss carry-forwards	$ 249,716
Attributable to Approved Enterprise Programs [Member]
Income Tax Contingency [Line Items]
Tax-exempt earnings	22,932
Tax liability, if distributed	$ 5,733
Preferred Enterprise [Member] | Tax Year 2017 [Member]
Income Tax Contingency [Line Items]
Corporate tax rate	16.00%
Preferred Enterprise [Member] | Tax Year 2018 [Member]
Income Tax Contingency [Line Items]
Corporate tax rate	23.00%
Development Area A [Member] | Tax Year 2017 [Member]
Income Tax Contingency [Line Items]
Corporate tax rate	7.50%
Israel [Member]
Income Tax Contingency [Line Items]
Open tax year	2023
U.S deferred tax assets	$ 83,371
Australia [Member]
Income Tax Contingency [Line Items]
Open tax year	2020
Corporate tax rate	30.00%
Canada [Member]
Income Tax Contingency [Line Items]
Open tax year	2021
Corporate tax rate	26.10%
United States [Member]
Income Tax Contingency [Line Items]
Open tax year	2021
Corporate tax rate	25.30%
Singapore [Member]
Income Tax Contingency [Line Items]
Corporate tax rate	17.00%
England [Member]
Income Tax Contingency [Line Items]
Corporate tax rate	25.00%
India [Member]
Income Tax Contingency [Line Items]
Corporate tax rate	30.00%
Sweden [Member]
Income Tax Contingency [Line Items]
Corporate tax rate	20.60%
Germany [Member]
Income Tax Contingency [Line Items]
Corporate tax rate	30.00%